UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Horwitz
Title:    Managing Member
Phone:    (201) 444-2850


Signature, Place and Date of Signing:

/s/ Robert Horwitz            Glen Rock, New Jersey         November 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $147,123
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number         Name
--------------------         ----

28-XXXX                      RH Capital Associates Number One, L.P.

                        FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2          COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7     COLUMN 8

                             TITLE OF                        VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER               CLASS              CUSIP        (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MGRS    SOLE   SHARED  NONE
--------------               -----              -----        --------   -------   ---- ----  ----------  -----   ----   ------  ----
ALLOY INC                    COM                019855105      644      115000    SH         Sole                 115000
BEA SYS INC                  COM                073325102      120       10000    SH         Sole                  10000
BIOLASE TECHNOLOGY INC       COM                090911108      476       41700    SH         Sole                  41700
BJ SVCS CO                   COM                055482103      342       10000    SH         Sole                  10000
BRISTOL MEYERS SQUIBB CO     COM                110122108     1894       73800    SH         Sole                  73800
CABLEVISION SYS CORP         CL A NYCABLVS      12686C109     1242       68635    SH         Sole                  68635
CHATTEM INC                  COM                162456107     2047      147800    SH         Sole                 147800
CIGNA CORP                   COM                125509109     6921      155000    SH         Sole                 155000
CLAIRES STORES INC           COM                179584107     4594      137300    SH         Sole                 137300
CROMPTON CORP                COM                227116100     1162      200000    SH         Sole                 200000
CRYOLIFE INC                 COM                228903100     1109      180000    SH         Sole                 180000
ENSCO INTL INC               COM                26874q100     1073       40000    SH         Sole                  40000
EZ CORP INC                  CL A NONVTG        302301106      434       71300    SH         Sole                  71300
FIRST CASH FINL SVCS INC     COM                31942d107     2112      104307    SH         Sole                 104307
FOOT LOCKER INC              COM                344849104     9041      558100    SH         Sole                 558100
GAMESTOP CORP                CL A               36466r101     1140       71700    SH         Sole                  71700
GRIC COMMUNICATIONS INC      COM                398081109     1064      151300    SH         Sole                 151300
HARMONY GOLD MNG LTD         SPONSORED ADR      413216300     1285       88700    SH         Sole                  88700
IMPATH INC                   COM                45255g101      456      268500    SH         Sole                 268500
INAMED CORP.                 COM                453235103     7201       98000    SH         Sole                  98000
INFO USA INC NEW             COM                456818301     3437      457706    SH         Sole                 457706
INTERACTIVE CORP             COM                45840q101     8524      256900    SH         Sole                 256900
LIBERTY MEDIA CORP NEW       COM SER A          530718105     6771      679148    SH         Sole                 679148
META GROUP INC               COM                591002100      345       71550    SH         Sole                  71550
MICROSOFT CORP.              COM                594918104     2780      100000    SH         Sole                 100000
MIDDLEBY CORP                COM                596278101      853       46200    SH         Sole                  46200
MOORE                        COM                615785102     1250       88000    SH         Sole                  88000
NBTY INC                     COM                628782104     5826      249500    SH         Sole                 249500
OMNICARE INC                 COM                681904108     7493      207800    SH         Sole                 207800
PARTHUSCEVA INC              COM                70212e106      545       63400    SH         Sole                  63400
PEREGRINE SYS                COM                71366q200    22981     1497650    SH         Sole                1497650
PFIZER INC.                  COM                717081103     3038      100000    SH         Sole                 100000
POLO RALPH LAUREN CORP       CL A               731572103     5120      190900    SH         Sole                 190900
RPM INT'L INC                COM                749685103     5933      454300    SH         Sole                 454300
SILGAN HOLDINGS INC          COM                827048109     6394      199815    SH         Sole                 199815
TYCO INTL LTD NEW            COM                902124106     5966      292000    SH         Sole                 292000
VIACOM INC                   CL B               925524308     8043      210000    SH         Sole                 210000
VITRIA TECHNOLOGY            COM                92849q401     1490      295000    SH         Sole                 295000
INTERNET CAP GRP INC         NOTE 5.500% 12/2   46059caa4     2952     4840000    PRN        Sole                4840000
METAMOR WORLDWIDE 2.94%      CNV                59133paa8     3025     7379000    PRN        Sole                7379000



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